Net income per share (Schedule of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income	$ 40,491	¥ 281,891	¥ 269,771	¥ 209,130
Net (income) loss attributable to non-controlling interests	27	187	(59)	(264)
Net income attributable to redeemable non-controlling interests	(112)	(781)
Net income attributable to ordinary shareholders of Baozun Inc.	$ 40,406	¥ 281,297	¥ 269,712	¥ 208,866
Net income per share attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	$ 0.23	¥ 1.62	¥ 1.59	¥ 1.29
Diluted | (per share)	0.23	1.57	1.50	1.19
Net income per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	0.70	4.85	4.76	3.87
Diluted | (per share)	$ 0.68	¥ 4.72	¥ 4.51	¥ 3.56
Weighted average number of ordinary shares
Basic	173,937,013	173,937,013	169,884,906	162,113,815
Diluted	178,932,010	178,932,010	179,327,029	176,115,049